Accounts Receivable and Notes Receivable, Net - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable for discontinued operations	$ 655	$ 0